GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
General and administrative expenses [Abstract]
Schedule of general and administrative expenses

For the years ended December 31	2021	2020
Corporate administration	$118	$118
Share-based compensation	33	67
Total[1]	$151	$185
[1]Includes employee costs of $101 million (2020: $128 million).